Related party transactions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Total associates and joint ventures	$ 8,120	$ 9,904
Total Direct Parent company	2,374	1,750
Total other related parties	3,249	10,240
Total Directors and Senior Management	(5,596)	(28,015)
Total Related Parties	8,147	(6,121)
Other payables	52,153	83,979
New Lipstick LLC [Member]
Statement [Line Items]
Reimbursement of expenses	221	230
Comparaencasa Ltd [Member]
Statement [Line Items]
Other investments	1,983	2,077
Loans granted to associates	249	0
Banco Hipotecario S.A [Member]
Statement [Line Items]
Leases and or rights of use receivable	38	0
Dividends receivables	4,731	0
La Rural S.A. [Member]
Statement [Line Items]
Other payables	(2)	(509)
Other receivables	16	7
Canon receivables	1,375	2,957
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Leases and or rights of use receivable	0	45
Contributions pending integration	0	167
Non convertible notes	0	(497)
Equity incentive plan receivable	1	4
Loans granted to associates	11	0
Borrowings	(522)	(321)
Management fees receivable	29	100
Other payables	(21)	(260)
Other receivables	11	5,900
Reimbursement of expenses	0	4
Sociedad Rural Argentina [Member]
Statement [Line Items]
Other payables	(9,214)	(351)
Other receivables	0	1,889
Directors And Senior Management [Member]
Statement [Line Items]
Fees	(5,596)	(28,015)
IFISA [Member]
Statement [Line Items]
Financial operations receivables	2,374	1,750
Other Related Parties [Member]
Statement [Line Items]
Other payables	(164)	(110)
Other receivables	1,020	28
Reimbursement of expenses	58	93
Legal services	57	33
CAMSA And Its Subsidiaries [Member]
Statement [Line Items]
Management Fees payable	(7,866)	(11,616)
Leases and or rights of use receivable	(3)	(1)
Yad Levim [Member]
Statement [Line Items]
Loans granted to Yad Levin	17,672	17,607
Galerias Pacifico [Member]
Statement [Line Items]
Reimbursement of expenses	3	0
Rundel Global LTD [Member]
Statement [Line Items]
Other investments	$ 1,800	$ 2,734